RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Additional information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Amounts restricted include paid-in capital, capital surplus and statutory reserves	¥ 84,517	¥ 46,078	¥ 45,457